RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of related party transactions and balances

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and controlling shareholder of the Company

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Shanghai Yuyue Electronic Technology Development Co., Ltd (“Shanghai Yuyue”)	A company under the control of Vincent Tianquan Mo

China Index Holdings and its subsidiaries (“CIH”)	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence

Next Decade Technology Limited	A company under the control of Vincent Tianquan Mo

Media Partner Investments Limited	A company under the control of Vincent Tianquan Mo

Chongqing Wanli New Energy CO., LTD (“Wanli”)	Equity method investment

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Office building leased from:
-Vincent Tianquan Mo	155	166	159
Management fee incurred:
-Beihai Silver Beach	415	380	281
Settlement of convertible senior note by:
-CIH	—	84,313	—
Cash payment for the acquisition of subsidiaries from:
-CIH	627	—	—
Office building leased to:
-CIH	1,104	1,181	1,261
IT service income from:
-CIH	1,087	1,162	1,116
Software license income from:
-CIH	68	73	70
Acquisition of ordinary shares of CIH from:
-Next Decade Technology Limited and Media Partner Investments Limited	51,210	—	—
Data and services received from:
-Wanli	275	—	—
Loan to:
-Shanghai Yuyue	—	—	4,124

Related party balances

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Amounts due from related parties:
- Beihai Silver Beach	429	1,533	330
- Shanghai Yuyue	—	—	3,940
	429	1,533	4,270

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Amounts due to related parties:
- CIH	10,862	91,866	90,526
- Shanghai Yuyue	4,445	184	—
	15,307	92,050	90,526